Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital
Basic and diluted loss per share

	For the year ended		For the year ended
	December 31, 2023		December 31, 2024		For the year ended December 31, 2025
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net (loss)/income attributable to common shareholders	(48,851)	(13,247)	(5,545)	(1,501)	334	48	89	13
Denominator:
Weighted average number of shares used in calculating basic and diluted (loss)/earnings per share	62,688,838	17,000,189	62,802,678	17,000,189	63,357,628	63,357,628	17,000,189	17,000,189
Basic and diluted (loss)/earnings per share	(0.78)	(0.78)	(0.09)	(0.09)	0.01	0.00	0.01	0.00